Employees' Stock Incentive Plans (Compensation Costs Related to Equity Plans) (Details) (Stock Option and Restricted Stock Plans [Member], Selling, General and Administrative Expenses [Member], USD $)
In Millions, unless otherwise specified
	11 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 29, 2013	Dec. 28, 2014	Jun. 07, 2013	Apr. 28, 2013	Apr. 29, 2012
Successor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost	$ 1	$ 8
Tax benefit	0	3
After-tax compensation cost	1	5
Predecessor [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Pre-tax compensation cost			26	34	37
Tax benefit			8	11	12
After-tax compensation cost			$ 18	$ 23	$ 25